Summary of Derivatives Additional Information Including Notional Amounts (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Foreign exchange forward contracts
Derivative [Line Items]
Notional amount	¥ 1,415,132	¥ 1,127,799
Fair value	(3,737)	(7,185)
Currency option contracts purchased
Derivative [Line Items]
Notional amount	14,988	1,296
Fair value	137	44
Currency option contracts written
Derivative [Line Items]
Notional amount	1,683	1,037
Fair value	(6)	(6)
Currency swap agreements
Derivative [Line Items]
Notional amount	515,300	459,019
Fair value	221	9,507
Other currency contracts
Derivative [Line Items]
Notional amount	67,043	58,294
Fair value	319	298
Interest rate swap agreements
Derivative [Line Items]
Notional amount	413,572	529,642
Fair value	¥ (15,596)	¥ (22,794)